License Agreement (Details) - Agreement with Pfizer $ in Millions		6 Months Ended
	Mar. 22, 2022 USD ($) payment shares	Jun. 30, 2023
License Agreements
Amount of cash transferred	$ 5.0
Number of shares transferred | shares	25,000
Percentage of interest	20.00%
Value allocated to in-process research and development	$ 7.5
Number of development and regulatory milestone payments | payment	12
Maximum amount of development and regulatory milestone payments	$ 70.0
Maximum amount of sales milestone payments	$ 525.0
Maximum annual earned royalty at a marginal royalty rate	20.00%
Percentage of anti-dilution provisions to be maintained	18.00%	18.00%